Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 2, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A of DWS GNMA Fund and DWS High Income Fund (the “Funds”), each a series of DWS Income Trust (the “Trust”); (Reg. Nos. 002-91577 and 811-04049)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 65 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2012. No fees are required in connection with this filing.

The principle purposes of the Amendment are to: (i) add Class R shares to DWS GNMA Fund; and (ii) add Class R and Class S shares to DWS High Income Fund.

Please direct any comments relating to the Amendment to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price LLC